Shareholder Report, Holdings (Details) - C000241373	Nov. 30, 2024
874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.70%
4942818 | Samsung Electronics Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
722304102 | PDD Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
B16CYP9 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
BG0V275 | Hon Hai Precision Industry Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
17133Q502 | Chunghwa Telecom Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
00215W100 | ASE Technology Holding Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
58533E103 | Meituan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Chile
Holdings [Line Items]
Percent of Net Asset Value	1.50%
China
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	9.50%
India
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
InvestmentType_CommonStocks
Holdings [Line Items]
Percent of Total Investments	100.00%